Schedule of Information About Options Outstanding (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 1.08
Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 4.25
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price		$ 1.75
Stock option, shares outstanding	317,500	97,143
Stock option, aggregate intrinsic value		$ 510,000
Stock option, weighted average remaining contractual life	4 years 8 months 1 day	1 year 4 months 13 days
Stock option, shares exercisable	152,915	97,143
Stock option, aggregate intrinsic value on exercisable shares		$ 510,000
Exercise Price Range One [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 1.08
Exercise Price Range One [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	1.39
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 1.75	$ 2.80
Stock option, shares outstanding	97,143	155,714
Stock option, aggregate intrinsic value		$ 654,000
Stock option, weighted average remaining contractual life	9 months	1 year 6 months 29 days
Stock option, shares exercisable	97,143	155,714
Stock option, aggregate intrinsic value on exercisable shares		$ 654,000
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 2.80	$ 4.38
Stock option, shares outstanding	155,714	344,286
Stock option, aggregate intrinsic value		$ 903,750
Stock option, weighted average remaining contractual life	1 year	3 years 2 months 26 days
Stock option, shares exercisable	155,714	279,589
Stock option, aggregate intrinsic value on exercisable shares		$ 733,900
Exercise Price Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 4.25	$ 7.00
Stock option, shares outstanding	50,000	540,336
Stock option, aggregate intrinsic value
Stock option, weighted average remaining contractual life	4 years 9 months	4 years 4 months 20 days
Stock option, shares exercisable	31,250	293,401
Stock option, aggregate intrinsic value on exercisable shares
Exercise Price Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 4.38
Stock option, shares outstanding	344,286
Stock option, weighted average remaining contractual life	2 years 9 months
Stock option, shares exercisable	346,929
Exercise Price Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock option, exercise price	$ 7.00
Stock option, shares outstanding	540,336
Stock option, weighted average remaining contractual life	3 years 9 months
Stock option, shares exercisable	424,064